United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:		March 31, 2004

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Lockheed Martin Investment Management Company
		6550 Rock Spring Drive, Suite 400
		Bethesda, MD  20817

13F File Number #28-2847

Person signing this report on Behalf of Reporting Manager:

Name:		Jeffrey A. Sharpe
Title:		Managing Director
Phone:		301-571-7130

Signature, Place, and Date of Signing:

Jeffrey A. Sharpe,	Bethesda, MD  	May 7, 2004




I am signing this report as required by the Securities Exchange Act of 1934.


                                                              FORM 13F
                                                           March 31, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Axis Capital                   COM              g0692u109    32822  1110727 SH       SOLE                  1110727
Grupo TMM-SP ADR A             COM              40051D105     7922  2860100 SH       SOLE                  2860100
Kyphon Inc.                    COM              501577100     1076    45000 SH       SOLE                    45000
			3 Data Records		             41820	     0 Other Managers in Whose Behalf Report is Filed
